Common Stock	12 Months Ended
Dec. 31, 2011
Common Stock
Common Stock

16.                           Common Stock

Share Capital

In 2009, the Company repurchased 249,734 shares of common stock through open-market transactions on NYSE AMEX, at an average price of $1.34 per share, for a total consideration of $335,831.

In 2009, the Company cancelled 542,767 shares of common stock which were repurchased in the open market.

In 2009, the Company issued 234,100 shares of common stock on the exercise of employee stock options with exercise price of $2.40 to $3.20 per share, for total proceeds of $697,320. In 2009, the Company received further cash proceeds of $4,035 on the exercise of stock options for which the shares were issued subsequent to December 31, 2009.

In 2010, the Company issued a total 11,500,000 shares of common stock at $5.75 per share, including 1,500,000 shares of common stock pursuant to the full exercise of the underwriters’ over-allotment option. The Company received net proceeds of $61,845,306 after deducting underwriters’ commissions and offering expenses of approximately $4,279,694.

In 2010, the Company issued 220,700 shares of common stock on the exercise of employee stock options with exercise prices ranging from $1.60 to $2.69 per share, for total proceeds of $409,955.

In 2011, the Company issued 468,000 shares of common stock on the exercise of employee stock options with exercise price of $1.60 per share, for total proceeds of $748,000. In 2011, the Company received further cash proceeds of $3,360 on the exercise of stock options for which the shares were issued subsequent to December 31, 2011.